UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 through December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

J.P. Morgan Funds

Semi-Annual Report

December 31, 2016

(Unaudited)

JPMorgan SmartSpendingSM 2050 Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartSpendingSM 2050 Fund

Fund Summary

For the period December 30, 2016 (Fund Inception Date) through December 31, 2016 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	0.00	%(a)
MSCI World Index (net of foreign withholding taxes)	0.00	%(a)
Bloomberg Barclays U.S. Aggregate Index (formerly Barclays U.S. Aggregate Index)	0.00	%(a)
Net Assets as of 12/31/2016	$29,997,162

Investment objective** and strategies. . . . . The JPMorgan SmartSpendingSM 2050 Fund (the “Fund”) seeks to provide total return consisting of current income and capital appreciation. The Fund will invest in J.P. Morgan funds and directly in securities and other financial instruments according to an investment strategy that seeks to achieve a level of total return that supports shareholders systematically redeeming, or spending down, a portion of their investment in the Fund each year until December 31, 2050 (the Fund’s maturity date).

PORTFOLIO COMPOSITION BY ASSET CLASS***
Fixed Income	60.5%
U.S. Equity	24.8
International Equity	13.1
Alternative Assets	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2016. The Fund’s portfolio composition is subject to change.
(a) Amount rounds to less than 0.005%.

1

JPMorgan SmartSpendingSM 2050 Fund

Fund Summary

For the period December 30, 2016 (Fund Inception Date) through December 31, 2016 (Unaudited) (continued)

TOTAL RETURNS AS OF DECEMBER 31, 2016

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	December 30, 2016
With Sales Charge**		(4.52)%
Without Sales Charge		—

CLASS C SHARES	December 30, 2016
With CDSC***		(1.00)
Without CDSC		0.00	%(a)

CLASS R2 SHARES	December 30, 2016	0.00	%(a)

CLASS R3 SHARES	December 30, 2016	0.00	%(a)

CLASS R4 SHARES	December 30, 2016	0.00	%(a)

CLASS R5 SHARES	December 30, 2016	0.00	%(a)

CLASS R6 SHARES	December 30, 2016	0.00	%(a)

SELECT CLASS SHARES	December 30, 2016	0.00	%(a)

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the period.
(a)	Amount rounds to less than 0.005%.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 30, 2016.

Since the Fund’s inception, it has not experienced any shareholder activity. If shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

2

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 39.3%
	Fixed Income — 26.3%
52,161	iShares Core U.S. Aggregate Bond Fund	5,636,518
19,947	iShares TIPS Bond Fund	2,257,402

	Total Fixed Income	7,893,920

	International Equity — 8.0%
25,243	iShares Core MSCI EAFE Fund	1,353,783
24,596	iShares Core MSCI Emerging Markets Fund	1,044,100

	Total International Equity	2,397,883

	U.S. Equity — 5.0%
2,218	iShares Russell 2000 Fund	299,097
2,929	iShares Russell Mid-Cap Fund	523,881
8,282	Vanguard REIT Fund	683,514

	Total U.S. Equity	1,506,492

	Total Exchange Traded Funds (Cost $11,800,325)	11,798,295

Investment Companies — 55.8% (b)
	Alternative Assets — 1.5%
48,966	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	450,000

	Fixed Income — 31.3%
489,130	JPMorgan Core Bond Fund, Class R6 Shares	5,625,000
83,418	JPMorgan Corporate Bond Fund, Class R6 Shares	825,000
79,365	JPMorgan Floating Rate Income Fund, Class R6 Shares	750,000
295,918	JPMorgan High Yield Fund, Class R6 Shares	2,175,000

	Total Fixed Income	9,375,000

	International Equity — 4.5%
86,152	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	1,350,000

	U.S. Equity — 18.5%
86,805	JPMorgan Equity Index Fund, Class R6 Shares	2,999,995
47,408	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	750,000
71,819	JPMorgan U.S. Equity Fund, Class R6 Shares	1,050,000

SHARES	SECURITY DESCRIPTION	VALUE($)
	U.S. Equity — continued
23,285	JPMorgan Value Advantage Fund,Class R6 Shares	750,000

	Total U.S. Equity	5,549,995

	Total Investment Companies (Cost $16,724,995)	16,724,995

	Total Investments — 95.1% (Cost $28,525,320)	28,523,290
	Other Assets in Excess of Liabilities — 4.9%	1,473,872

	NET ASSETS — 100.0%	$29,997,162

Percentages indicated are based on net assets.

EAFE	—	Europe, Australasia and Far East
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
TIPS	—	Treasury Inflation Protected Security
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.

3

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2016 (Unaudited)

SmartSpending 2050 Fund
ASSETS:
Investments in non-affiliates, at value	$11,798,295
Investments in affiliates, at value	16,724,995

Total investment securities, at value	28,523,290
Cash	30,000,000
Due from Adviser	814
Deferred offering costs	63,498

Total Assets	58,587,602

LIABILITIES:
Payables:
Investment securities purchased	28,525,320
Accrued liabilities:
Distribution fees	2
Shareholder servicing fees	409
Custodian and accounting fees	382
Trustees’ and Chief Compliance Officer’s fees	137
Audit fees	283
Printing and mailing costs	11
Transfer agency fees	23
Offering costs	63,848
Other	25

Total Liabilities	28,590,440

Net Assets	$29,997,162

NET ASSETS:
Paid-in-Capital	$30,000,000
Accumulated net investment loss	(808)
Net unrealized appreciation (depreciation)	(2,030)

Total Net Assets	$29,997,162

Net Assets:
Class A	$19,998
Class C	19,998
Class R2	19,998
Class R3	19,998
Class R4	19,998
Class R5	19,998
Class R6	19,998
Select Class	29,857,176

Total	$29,997,162

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,334
Class C	1,333
Class R2	1,333
Class R3	1,334
Class R4	1,333
Class R5	1,333
Class R6	1,333
Select Class	1,990,667
Net Asset Value (a):
Class A - Redemption price per share	$15.00
Class C - Offering price per share (b)	15.00
Class R2 - Offering and redemption price per share	15.00
Class R3 - Offering and redemption price per share	15.00
Class R4 - Offering and redemption price per share	15.00
Class R5 - Offering and redemption price per share	15.00
Class R6 - Offering and redemption price per share	15.00
Select Class - Offering and redemption price per share	15.00
Class A maximum sales charge	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$15.71

Cost of investments in non-affiliates	$11,800,325
Cost of investments in affiliates	16,724,995

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

4

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2016 (Unaudited)

	SmartSpending 2050 Fund (a)
INVESTMENT INCOME	$—
EXPENSES:
Investment advisory fees	575
Administration fees	135
Distribution fees:
Class A	—	(b)
Class C	1
Class R2	1
Class R3	—	(b)
Class R4	—	(b)
Shareholder servicing fees:
Class A	—	(b)
Class C	—	(b)
Class R2	—	(b)
Class R3	—	(b)
Class R4	—	(b)
Class R5	—	(b)
Select Class	409
Custodian and accounting fees	384
Professional fees	285
Trustees’ and Chief Compliance Officer’s fees	137
Printing and mailing costs	11
Registration and filing fees	6
Transfer agency fees (See Note 2.E.)	23
Offering costs	350
Other	17

Total expenses	2,334

Less fees waived	(712)
Less expenses reimbursed	(814)

Net expenses	808

Net investment loss	(808)

UNREALIZED GAINS (LOSSES):
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	$(2,030)

Net unrealized gains (losses)	$(2,030)

Change in net assets resulting from operations	$(2,838)

(a)	Inception date was December 30, 2016.
(b)	Amount rounds to less than 1.

SEE NOTES TO FINANCIAL STATEMENTS.

5

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2016 (Unaudited)

SmartSpending 2050 Fund (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment loss	$(808)
Change in net unrealized appreciation/depreciation	(2,030)

Change in net assets resulting from operations	(2,838)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$30,000,000

NET ASSETS:
Change in net assets	29,997,162
Beginning of period	—

End of period	$29,997,162

(a)	Inception date was December 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

6

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2016 (Unaudited) (continued)

SmartSpending 2050 Fund
Period Ended December 31, 2016(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20,000

Change in net assets resulting from Class A capital transactions	$20,000

Class C
Proceeds from shares issued	$20,000

Change in net assets resulting from Class C capital transactions	$20,000

Class R2
Proceeds from shares issued	$20,000

Change in net assets resulting from Class R2 capital transactions	$20,000

Class R3
Proceeds from shares issued	$20,000

Change in net assets resulting from Class R3 capital transactions	$20,000

Class R4
Proceeds from shares issued	$20,000

Change in net assets resulting from Class R4 capital transactions	$20,000

Class R5
Proceeds from shares issued	$20,000

Change in net assets resulting from Class R5 capital transactions	$20,000

Class R6
Proceeds from shares issued	$20,000

Change in net assets resulting from Class R6 capital transactions	$20,000

Select Class
Proceeds from shares issued	$29,860,000

Change in net assets resulting from Select Class capital transactions	$29,860,000

Total change in net assets resulting from capital transactions	$30,000,000

SHARE TRANSACTIONS:
Class A
Issued	1,334

Change in Class A Shares	1,334

Class C
Issued	1,333

Change in Class C Shares	1,333

Class R2
Issued	1,333

Change in Class R2 Shares	1,333

Class R3
Issued	1,334

Change in Class R3 Shares	1,334

Class R4
Issued	1,333

Change in Class R4 Shares	1,333

Class R5
Issued	1,333

Change in Class R5 Shares	1,333

Class R6
Issued	1,333

Change in Class R6 Shares	1,333

Select Class
Issued	1,990,667

Change in Select Class Shares	1,990,667

(a)	Inception date was December 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

7

FINANCIAL HIGHLIGHTS

FOR THE PERIOD INDICATED

	Per share operating performance							Ratios/Supplemental data
	Investment operations							Ratios to average net assets (a)
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments (b)	Total from investment operations (b)	Net asset value, end of period	Total return (excludes sales charge) (c)(d)		Net assets, end of period	Net expenses (e)	Net investment income (loss) (e)	Expenses without waivers and reimbursements (e)	Portfolio turnover rate (c)(f)
SmartSpending 2050 Fund
Class A
December 30, 2016 (g) through December 31, 2016	$15.00	(0.00)	0.00	0.00	$15.00	0.00	(h)	$19,998	0.74%	(0.74)%	3.97%	—%
Class C
December 30, 2016 (g) through December 31, 2016	15.00	(0.00)	0.00	0.00	15.00	0.00	(h)	19,998	1.24	(1.24)	3.97	—
Class R2
December 30, 2016 (g) through December 31, 2016	15.00	(0.00)	0.00	0.00	15.00	0.00	(h)	19,998	1.15	(1.15)	4.20	—
Class R3
December 30, 2016 (g) through December 31, 2016	15.00	(0.00)	0.00	0.00	15.00	0.00	(h)	19,998	0.90	(0.90)	3.97	—
Class R4
December 30, 2016 (g) through December 31, 2016	15.00	(0.00)	0.00	0.00	15.00	0.00	(h)	19,998	0.65	(0.65)	3.71	—
Class R5
December 30, 2016 (g) through December 31, 2016	15.00	(0.00)	0.00	0.00	15.00	0.00	(h)	19,998	0.50	(0.50)	3.55	—
Class R6
December 30, 2016 (g) through December 31, 2016	15.00	(0.00)	0.00	0.00	15.00	0.00	(h)	19,998	0.40	(0.40)	3.45	—
Select Class
December 30, 2016 (g) through December 31, 2016	15.00	(0.00)	0.00	0.00	15.00	0.00	(h)	29,857,176	0.49	(0.49)	1.41	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Amount rounds to less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder
(e)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended December 31, 2016.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Inception date.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

8

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

1. Organization

JPMorgan Trust IV (the “Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered	Diversified/ Non-Diversified
SmartSpendingSM 2050 Fund Class A, Class C, Class R2, Class R3, Class R4, Class R5, Class R6 and Select Class	Diversified

The investment objective of the Fund is to seek to provide total return consisting of current income and capital appreciation.

The Fund commenced operations on December 30, 2016. Currently, the Fund is not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R3, Class R4, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

9

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,523,290	$—	$—	$28,523,290

(a)	All Portfolio holdings designated in level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period December 30, 2016 (commencement of operations) through December 31, 2016.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the affiliated Underlying Funds. Such exchanges are not treated as purchases and sales for the purpose of recognizing realized gains (losses) or portfolio turnover. Included in the realized gain (loss) amounts in the table below are distributions of realized capital gains, if any, received from the affiliated Underlying Funds.

		For the period ended December 31, 2016
Affiliate	Value at December 30, 2016	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Shares at December 31, 2016	Value at December 31, 2016
JPMorgan Commodities Strategy Fund, Class R6 Shares	$—	$450,000	$—	$—	$—	48,966	$450,000
JPMorgan Core Bond Fund, Class R6 Shares	—	5,625,000	—	—	—	489,130	5,625,000
JPMorgan Corporate Bond Fund, Class R6 Shares	—	825,000	—	—	—	83,418	825,000
JPMorgan Equity Index Fund, Class R6 Shares	—	2,999,995	—	—	—	86,805	2,999,995
JPMorgan Floating Rate Income Fund, Class R6 Shares	—	750,000	—	—	—	79,365	750,000
JPMorgan Growth Advantage Fund, Class R6 Shares	—	750,000	—	—	—	47,408	750,000
JPMorgan High Yield Fund, Class R6 Shares	—	2,175,000	—	—	—	295,918	2,175,000
JPMorgan International Research Enhanced Equity Fund, Select Class Shares	—	1,350,000	—	—	—	86,152	1,350,000
JPMorgan U.S. Equity Fund, Class R6 Shares	—	1,050,000	—	—	—	71,819	1,050,000
JPMorgan Value Advantage Fund, Class R6 Shares	—	750,000	—	—	—	23,285	750,000

	$—			$—	$—		$16,724,995

C. Offering and Organizational Costs — Total offering costs of approximately $63,848 incurred in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations and are included as part of Professional fees on the Statement of Operations.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Fund for the period ended December 31, 2016 is as follows:

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	Class A	Class C	Class R2	Class R3	Class R4	Class R5	Class R6	Select Class	Total
Transfer agency fees	$3	$3	$3	$3	$2	$2	$2	$5	$23

The Fund invests in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2016, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remains, or since inception if shorter, subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended December 31, 2016, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. Class R4, Class R5, Class R6 and Select Class do not participate in the Distribution Agreement. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75%, 0.50% and 0.25% of the average daily net assets of Class A, Class C, Class R2 and Class R3 Shares, respectively.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	R2 Class	R3 Class	R4 Class	R5 Class	R6 Class	Select Class
0.25%	0.25%	0.25%	0.25%	0.25%	0.10%	n/a	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

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F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Fund, Underlying Funds and ETFs (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses incurred by the Fund and any Underlying Fund and ETFs and acquired fund fees incurred by an Underlying Fund and ETFs) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	R2 Class	R3 Class	R4 Class	R5 Class	R6 Class	Select Class
0.74%	1.24%	1.15%	0.90%	0.65%	0.50%	0.40%	0.49%

The expense limitation agreement was in effect for the period ended December 31, 2016 and is in place until at least December 29, 2017. For the period ended December 31, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
$575	$135	$2	$712	$814

The Underlying Funds may impose separate advisory and shareholder servicing fees. The Fund’s Distributor has agreed to waive the Fund’s fees in the weighted average pro-rata amount of the shareholder servicing fees charged by the affiliated Underlying Funds. These waivers may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fee up to 0.25% of Class A, Class C, Class R2 and Select Class Shares and up to 0.05% of Class R5 Shares.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker-dealers. For the period ended December 31, 2016, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the period ended December 31, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$28,525,320	$—

During the period ended December 31, 2016, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at December 31, 2016 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$28,525,320	$—	$2,030	$(2,030)

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

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The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the period ended December 31, 2016.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of December 31, 2016, all of the Fund’s shares were currently held by the Adviser.

Because of the Fund’s investments in the Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in Individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as equity securities, foreign and emerging markets securities and real estate securities. These securities are subject to risks specific to their structure, sector or market.

The Fund invests in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

13

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, December 30, 2016, and continued to hold your shares at the end of the reporting period, December 31, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value December 30, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
SmartSpending 2050 Fund
Class A
Actual	$1,000.00	1,000.00	$3.73	0.74%
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class C
Actual	1,000.00	1,000.00	6.25	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class R2
Actual	1,000.00	1,000.00	5.80	1.15
Hypothetical	1,000.00	1,019.41	5.85	1.15
Class R3
Actual	1,000.00	1,000.00	4.54	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90
Class R4
Actual	1,000.00	1,000.00	3.28	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class R5
Actual	1,000.00	1,000.00	2.52	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

14

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value December 30, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Class R6
Actual	1,000.00	1,000.00	2.02	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
Select Class
Actual	1,000.00	1,000.00	2.47	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 2/365 (to reflect the actual period). The Fund commenced operations on December 30, 2016.

15

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their November 2016 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Fund whose semi-annual report is contained herein.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed New Advisory Agreement, the Trustees reviewed the New Advisory Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

The Trustees considered information provided with respect to the Fund and the approval of the New Advisory Agreement. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the New Advisory Agreement, as well as other relevant information furnished throughout the year for the J.P. Morgan Funds complex and the Trustees’ experience with the Adviser and its services. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds, including the benefits to be received by the Adviser and its affiliates in connection with the Fund’s investment in other J.P. Morgan Funds in which the Fund may invest (“Underlying Funds”). The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

16

The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and J.P. Morgan Investment Management Inc., in its role as administrator (“JPMIM”), will earn fees from the Fund for providing shareholder and administrative services, respectively. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fee remains competitive with peer funds. The Trustees also considered that the Adviser will implement fee waivers and expense limitations (“Fee Caps”) which will allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also considered that the Adviser shares economies of scale by adding or enhancing services to the Fund over time, noting the Adviser’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints, and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at a competitive level. The Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to the information prepared by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”) concerning management fee rates paid by other funds in the same Broadridge/Lipper category as the Fund. The Trustees recognized that Broadridge/Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund may invest.

17

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2017. All rights reserved. December 2016.

J.P. Morgan Funds

Semi-Annual Report

December 31, 2016

(Unaudited)

JPMorgan Equity Low Volatility Income Fund

JPMorgan Value Plus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Equity Low Volatility Income Fund

JPMorgan Value Plus Fund

CEO’S LETTER

January 25, 2017 (Unaudited)

Dear Shareholders,

The continued expansion of the U.S. economy through the second half of 2016 helped support U.S. equity prices and spurred the U.S. Federal Reserve (the “Fed”) to raise interest rates in December. During the period, corporate earnings overall showed positive growth and by the end of the year the unemployment rate had reached it lowest levels since 2007.

Gross domestic product in the U.S. rose by an estimated 3.5% in the third quarter of 2016, surpassing other developed markets. Global oil prices also continued to rise for most of the reporting period and the price of West Texas Intermediate crude reached a 15-month high in November. The Standard & Poor’s 500 Index reached fresh closing highs in July and August and remained buoyant through October.

The November 8th victory of Republican Party presidential candidate Donald Trump surprised many investors and led to brief declines in global equities. However, within 24 hours global share prices had largely recovered. U.S. equity prices rallied through the end of the year, reaching new highs in December.

Against this backdrop, the Fed raised interest rates by a quarter of a percentage point on December 14th. “Economic growth has picked up since the middle of the year,” said Fed Chairwoman Janet Yellen. “We expect the economy will continue to perform well.”

While the prospect of further interest rate increases put pressure on U.S. bond prices, equities provided investors with positive returns. We believe the market performance over the past year has further validated both patience and diversification as fundamental components of a sound investment strategy.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management, J.P. Morgan Asset Management

JPMorgan Equity Low Volatility Income Fund

Fund Summary

For the period July 20, 2016 (Fund Inception Date) through December 31, 2016 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	5.22%
S&P 500 Index	3.99%
BofA Merrill Lynch 3-month U.S. Treasury Bill Index	0.15%
Net Assets as of 12/31/2016	$52,608,303

Investment objective** and strategies.

The JPMorgan Equity Low Volatility Income Fund (the “Fund”) seeks total return which includes current income and capital appreciation. The Fund seeks to provide shareholders with a higher level of income than the Fund’s primary benchmark, the Standard & Poor’s 500 Total Return Index (S&P 500 Index). In order to generate income, a portion of the Fund will be invested in equity securities of corporations that pay dividends and will be invested in equity-linked notes (ELNs). The Fund will also write exchange-traded covered calls on individual equity securities. The Fund is managed in a way that seeks to provide monthly distributions at a relatively stable level. The Fund also seeks to maintain a lower volatility level than the S&P 500 Index. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. If the Fund is successful in providing lower volatility, then the value of the Fund’s portfolio will fluctuate less than the S&P 500 Index over a full marketcycle (typically a 3-5 year time horizon).

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1. Atrion Corp.	2.4%
2. UBS AG, ELN, 13.500%, 01/27/17 (linked to UnitedHealth Group, Inc.)	2.4
3. Sysco Corp.	2.4
4. Credit Suisse AG, ELN, 11.318%, 01/27/17 (linked to Exxon Mobil Corp.)	2.4
5. Deutsche Bank AG, ELN, 16.230%, 01/27/17 (linked to CR Bard, Inc.)	2.3
6. AG Mortgage Investment Trust, Inc.	2.3
7. UBS AG, ELN, 20.500%, 01/27/17 (linked to Altria Group, Inc.)	2.3
8. Royal Bank of Canada, ELN, 12.530%, 01/27/17 (linked to McDonald’s Corp.)	2.3
9. Amdocs Ltd.	2.3
10. Deutsche Bank AG, ELN, 12.510%, 01/27/17 (linked to Fresh Del Monte Produce, Inc.)	2.3

PORTFOLIO COMPOSITION BY SECTOR***
Financials	18.9%
Convertible Bonds	14.0
Health Care	12.3
Consumer Staples	12.1
Utilities	11.6
Industrials	6.3
Information Technology	5.6
Materials	5.5
Consumer Discretionary	4.4
Energy	3.4
Telecommunication Services	2.3
Short-Term Investment	3.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2016. The Fund’s portfolio composition is subject to change.

JPMorgan Equity Low Volatility Income Fund

Fund Summary

For the period July 20, 2016 (Fund Inception Date) through December 31, 2016 (Unaudited) (continued)

TOTAL RETURNS AS OF DECEMBER 31, 2016

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	July 20, 2016
With Sales Charge**		(0.41)%
Without Sales Charge		5.10
CLASS C SHARES	July 20, 2016
With CDSC***		3.87
Without CDSC		4.87
CLASS R5 SHARES	July 20, 2016	5.31
CLASS R6 SHARES	July 20, 2016	5.33
SELECT CLASS SHARES	July 20, 2016	5.22

*	Not annualized.

**	Sales Charge for Class A Shares is 5.25%.

***	Assumes a 1% CDSC (contingent deferred sales charge) for the period.

LIFE OF FUND PERFORMANCE (7/20/16 TO 12/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on July 20, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Equity Low Volatility Income Fund, the S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index from July 20, 2016 to December 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding U.S. Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Since the Fund’s inception, it has not experienced any shareholder activity. If shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JPMorgan Value Plus Fund

Fund Summary

For the period August 31, 2016 (Fund Inception Date) through December 31, 2016 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	16.27%
Russell 1000 Value Index	6.45%
Net Assets as of 12/31/2016	$11,626,799

Investment objective** and strategies.

The JPMorgan Value Plus Fund (the “Fund”) seeks to provide long-term capital appreciation. Under normal circumstances, the Fund primarily takes long and short positions in equity securities of large companies. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. As of the reconstitution of the Russell 1000® Value Index on June 26, 2015, the market capitalizations of the companies in the index ranged from $1.6 billion to $357.2 billion. In implementing its main strategies, the Fund invests primarily in equity securities, including common stocks and real estate investment trusts (REITs).

TOP TEN LONG POSITIONS OF THE PORTFOLIO***
1. Citigroup, Inc.	4.3%
2. Bank of America Corp.	4.1
3. KeyCorp	3.8
4. General Motors Co.	3.5
5. Carnival Corp.	2.9
6. Southwest Airlines Co.	2.9
7. Royal Caribbean Cruises Ltd.	2.7
8. Pfizer, Inc.	2.1
9. Wells Fargo & Co.	1.9
10. DISH Network Corp., Class A	1.9
TOP TEN SHORT POSITIONS OF THE PORTFOLIO****
1. Wal-Mart Stores, Inc.	10.2%
2. Washington REIT	9.0
3. Consolidated Edison, Inc.	8.2
4. AbbVie, Inc.	7.8
5. Praxair, Inc.	7.8
6. General Growth Properties, Inc.	7.5
7. Sysco Corp.	6.0
8. Tanger Factory Outlet Centers, Inc.	6.0
9. Citrix Systems, Inc.	5.9
10. Dominion Resources, Inc.	4.9

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR***
Financials	30.7%
Consumer Discretionary	22.4
Energy	11.7
Health Care	8.2
Industrials	7.9
Information Technology	7.5
Materials	3.9
Consumer Staples	3.1
Telecommunication Services	1.7
Real Estate	1.2
Short-Term Investment	1.7
SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR****
Real Estate	27.3%
Consumer Staples	20.7
Health Care	18.3
Utilities	13.0
Materials	11.2
Information Technology	5.9
Consumer Discretionary	3.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of December 31, 2016. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of December 31, 2016. The Fund’s portfolio composition is subject to change.

JPMorgan Value Plus Fund

Fund Summary

For the period August 31, 2016 (Fund Inception Date) through December 31, 2016 (Unaudited) (continued)

TOTAL RETURNS AS OF DECEMBER 31, 2016

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	August 31, 2016
With Sales Charge**		10.09%
Without Sales Charge		16.18
CLASS C SHARES	August 31, 2016
With CDSC***		14.94
Without CDSC		15.94
SELECT CLASS SHARES	August 31, 2016	16.27

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the period.

LIFE OF FUND PERFORMANCE (8/31/16 TO 12/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on August 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Value Plus Fund and the Russell 2000 Value Index from August 31, 2016 to December 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Since the Fund’s inception, it has not experienced any shareholder activity. If shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 82.0%

	Consumer Discretionary — 4.4%
	Hotels, Restaurants & Leisure — 1.6%
500	Biglari Holdings, Inc. (a)	236,600
4,400	Chuy’s Holdings, Inc. (a)	142,780
7,200	Nathan’s Famous, Inc. (a)	467,280

		846,660

	Specialty Retail — 2.8%
200	AutoZone, Inc. (a)	157,958
7,100	Home Depot, Inc. (The)	951,968
5,100	Lowe’s Cos., Inc.	362,712

		1,472,638

	Total Consumer Discretionary	2,319,298

	Consumer Staples — 12.0%
	Beverages — 2.9%
4,000	Dr Pepper Snapple Group, Inc.	362,680
11,200	PepsiCo, Inc.	1,171,856

		1,534,536

	Food & Staples Retailing — 4.6%
22,400	Sysco Corp.	1,240,288
17,100	Wal-Mart Stores, Inc.	1,181,952

		2,422,240

	Food Products — 2.6%
1,700	General Mills, Inc.	105,009
7,600	JM Smucker Co. (The)	973,256
2,100	McCormick & Co., Inc.	195,993
1,700	Tyson Foods, Inc., Class A	104,856

		1,379,114

	Tobacco — 1.9%
11,000	Philip Morris International, Inc.	1,006,390

	Total Consumer Staples	6,342,280

	Energy — 3.4%
	Oil, Gas & Consumable Fuels — 3.4%
4,300	Chevron Corp.	506,110
8,300	Nordic American Tankers Ltd.	69,720
7,550	REX American Resources Corp. (a)	745,562
31,200	Ship Finance International Ltd., (Norway)	463,320

	Total Energy	1,784,712

	Financials — 18.8%
	Banks — 2.5%
4,900	American National Bankshares, Inc.	170,520
12,700	Citizens & Northern Corp.	332,740
4,400	First Financial Corp.	232,320
19,700	Flushing Financial Corp.	578,983

		1,314,563

SHARES	SECURITY DESCRIPTION	VALUE($)

	Insurance — 0.8%
6,800	Blue Capital Reinsurance Holdings Ltd., (Bermuda)	125,460
3,800	Safety Insurance Group, Inc.	280,060

		405,520

	Mortgage Real Estate Investment Trusts (REITs) — 2.9%
70,800	AG Mortgage Investment Trust, Inc.	1,211,388
19,800	Capstead Mortgage Corp.	201,762
6,800	CYS Investments, Inc.	52,564
7,500	Orchid Island Capital, Inc.	81,225

		1,546,939

	Thrifts & Mortgage Finance — 12.6%
23,200	Charter Financial Corp.	386,744
43,800	Clifton Bancorp, Inc.	741,096
8,300	ESSA Bancorp, Inc.	130,476
13,900	First Defiance Financial Corp.	705,286
1,600	Hingham Institution for Savings	314,848
65,300	Northwest Bancshares, Inc.	1,177,359
13,300	Provident Financial Holdings, Inc.	268,926
21,700	Territorial Bancorp, Inc.	712,628
119,800	TrustCo Bank Corp.	1,048,250
65,200	United Community Financial Corp.	582,888
28,900	Waterstone Financial, Inc.	531,760

		6,600,261

	Total Financials	9,867,283

	Health Care — 12.3%
	Health Care Equipment & Supplies — 8.5%
1,300	Analogic Corp.	107,835
2,500	Atrion Corp.	1,268,000
3,400	Becton Dickinson and Co.	562,870
15,000	Danaher Corp.	1,167,600
6,900	Teleflex, Inc.	1,111,935
3,700	Utah Medical Products, Inc.	269,175

		4,487,415

	Pharmaceuticals — 3.8%
9,700	Johnson & Johnson	1,117,537
12,800	Merck & Co., Inc.	753,536
3,200	Pfizer, Inc.	103,936

		1,975,009

	Total Health Care	6,462,424

	Industrials — 6.2%
	Air Freight & Logistics — 0.5%
3,600	CH Robinson Worldwide, Inc.	263,736

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued

	Commercial Services & Supplies — 5.4%
17,700	Republic Services, Inc.	1,009,785
19,000	Tetra Tech, Inc.	819,850
14,500	Waste Management, Inc.	1,028,195

		2,857,830

	Trading Companies & Distributors — 0.3%
2,600	Applied Industrial Technologies, Inc.	154,440

	Total Industrials	3,276,006

	Information Technology — 5.6%
	IT Services — 4.9%
20,430	Amdocs Ltd.	1,190,048
6,400	International Business Machines Corp.	1,062,336
3,400	Jack Henry & Associates, Inc.	301,852

		2,554,236

	Software — 0.7%
3,400	Intuit, Inc.	389,674

	Total Information Technology	2,943,910

	Materials — 5.5%
	Chemicals — 5.5%
10,000	Ecolab, Inc.	1,172,200
12,400	Sensient Technologies Corp.	974,392
2,300	Sherwin-Williams Co. (The)	618,102
1,200	Valspar Corp. (The)	124,332

	Total Materials	2,889,026

	Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.2%
22,000	Verizon Communications, Inc.	1,174,360

	Utilities — 11.6%
	Electric Utilities — 2.8%
16,800	Southern Co. (The)	826,392
22,100	Spark Energy, Inc., Class A	669,630

		1,496,022

	Gas Utilities — 5.7%
15,800	Northwest Natural Gas Co.	944,840
18,500	ONE Gas, Inc.	1,183,260
13,300	Spire, Inc.	858,515

		2,986,615

	Multi-Utilities — 3.1%
9,000	Consolidated Edison, Inc.	663,120
20,700	Unitil Corp.	938,538

		1,601,658

	Total Utilities	6,084,295

	Total Common Stocks (Cost $41,089,049)	43,143,594

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Equity-Linked Notes— 13.9%
13,600	Credit Suisse AG, ELN, 11.318%, 01/27/17 (linked to Exxon Mobil Corp.) (e)	1,231,327
5,500	Deutsche Bank AG, ELN, 16.230%, 01/27/17 (linked to CR Bard, Inc.) (e)	1,221,732
19,700	Deutsche Bank AG, ELN, 12.510%, 01/27/17 (linked to Fresh Del Monte Produce, Inc.) (e)	1,187,757
9,900	Royal Bank of Canada, ELN, 12.530%, 01/27/17 (linked to McDonald’s Corp.) (e)	1,208,100
7,900	UBS AG, ELN, 13.500%, 01/27/17 (linked to UnitedHealth Group, Inc.) (e)	1,264,083
18,000	UBS AG, ELN, 20.500%, 01/27/17 (linked to Altria Group, Inc.) (e)	1,208,792

	Total Equity-Linked Notes (Cost $7,335,092)	7,321,791

SHARES

Short-Term Investment — 3.6%

	Investment Company — 3.6%
1,901,398	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.410% (b) (l) (Cost $1,901,398)	1,901,398

	Total Investments — 99.5% (Cost $50,325,539)	52,366,783
	Other Assets in Excess of Liabilities — 0.5%	241,520

	NET ASSETS — 100.0%	$52,608,303

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT DECEMBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
6	E-mini Russell 2000	03/17/17	USD	$407,070	$(6,092)
7	E-mini S&P 500	03/17/17	USD	782,670	(1,854)

					$(7,946)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — 108.4%

Common Stocks — 106.6%

	Consumer Discretionary — 24.3%
	Auto Components — 3.9%
6,800	American Axle & Manufacturing Holdings, Inc. (a)	131,240
1,500	BorgWarner, Inc.	59,160
1,461	Delphi Automotive plc	98,398
3,700	Goodyear Tire & Rubber Co. (The)	114,219
900	Tenneco, Inc. (a)	56,223

		459,240

	Automobiles — 4.5%
6,853	Ford Motor Co.	83,127
12,507	General Motors Co. (j)	435,744

		518,871

	Hotels, Restaurants & Leisure — 7.3%
7,892	Arcos Dorados Holdings, Inc., (Uruguay), Class A (a)	42,617
2,888	Bloomin’ Brands, Inc.	52,071
7,032	Carnival Corp.	366,086
650	DineEquity, Inc.	50,050
4,161	Royal Caribbean Cruises Ltd. (j)	341,368

		852,192

	Household Durables — 3.0%
1,425	CalAtlantic Group, Inc.	48,464
600	Mohawk Industries, Inc. (a)	119,808
5,664	Toll Brothers, Inc. (a)	175,584

		343,856

	Leisure Products — 0.7%
1,490	Brunswick Corp.	81,265

	Media — 3.6%
195	Charter Communications, Inc., Class A (a) (j)	56,144
4,050	DISH Network Corp., Class A (a)	234,616
907	Time Warner, Inc.	87,553
1,344	Twenty-First Century Fox, Inc., Class A	37,686

		415,999

	Specialty Retail — 0.9%
1,500	Lowe’s Cos., Inc.	106,680

	Textiles, Apparel & Luxury Goods — 0.4%
1,400	Coach, Inc. (j)	49,028

	Total Consumer Discretionary	2,827,131

	Consumer Staples — 3.3%
	Beverages — 0.7%
892	Molson Coors Brewing Co., Class B	86,800

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 2.6%
6,507	Kroger Co. (The) (j)	224,557
2,100	Rite Aid Corp. (a)	17,304
2,200	US Foods Holding Corp. (a)	60,456

		302,317

	Total Consumer Staples	389,117

	Energy — 12.7%
	Energy Equipment & Services — 2.4%
2,400	Halliburton Co.	129,816
5,300	Patterson-UTI Energy, Inc.	142,676

		272,492

	Oil, Gas & Consumable Fuels — 10.3%
2,500	Cabot Oil & Gas Corp.	58,400
2,288	Diamondback Energy, Inc. (a)	231,226
1,243	EOG Resources, Inc.	125,668
858	EQT Corp.	56,113
1,097	Exxon Mobil Corp.	99,015
1,200	Marathon Petroleum Corp.	60,420
1,362	Occidental Petroleum Corp.	97,015
1,000	PBF Energy, Inc., Class A	27,880
1,073	Pioneer Natural Resources Co. (j)	193,215
765	Tesoro Corp.	66,899
2,688	Valero Energy Corp.	183,644

		1,199,495

	Total Energy	1,471,987

	Financials — 33.3%
	Banks — 20.5%
23,262	Bank of America Corp. (j)	514,090
9,019	Citigroup, Inc.	535,999
3,526	East West Bancorp, Inc.	179,226
6,067	Huntington Bancshares, Inc.	80,206
7,700	ING Groep NV, (Netherlands), ADR	108,570
1,900	Intesa Sanpaolo SpA, (Italy), ADR	28,937
26,455	KeyCorp	483,333
17,600	Lloyds Banking Group plc, (United Kingdom), ADR	54,560
6,219	Regions Financial Corp.	89,305
368	SVB Financial Group (a)	63,171
4,417	Wells Fargo & Co. (j)	243,421

		2,380,818

	Capital Markets — 4.1%
500	Ameriprise Financial, Inc.	55,470
5,835	Charles Schwab Corp. (The)	230,307
573	Goldman Sachs Group, Inc. (The)	137,205
4,600	WisdomTree Investments, Inc.	51,244

		474,226

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — continued
	Consumer Finance — 2.2%
2,401	Ally Financial, Inc.	45,667
839	Capital One Financial Corp.	73,195
3,637	Synchrony Financial	131,914

		250,776

	Diversified Financial Services — 0.6%
1,700	Voya Financial, Inc.	66,674

	Insurance — 5.4%
1,895	American International Group, Inc.	123,762
1,588	Hartford Financial Services Group, Inc. (The)	75,668
2,200	Lincoln National Corp.	145,794
4,063	MetLife, Inc.	218,955
646	Principal Financial Group, Inc.	37,378
300	Prudential Financial, Inc.	31,218

		632,775

	Thrifts & Mortgage Finance — 0.5%
2,264	BofI Holding, Inc. (a)	64,637

	Total Financials	3,869,906

	Health Care — 9.0%
	Biotechnology — 3.0%
834	Alexion Pharmaceuticals, Inc. (a)	102,040
2,249	Gilead Sciences, Inc.	161,051
1,148	Vertex Pharmaceuticals, Inc. (a)	84,573

		347,664

	Health Care Equipment & Supplies — 0.5%
600	Zimmer Biomet Holdings, Inc.	61,920

	Health Care Providers & Services — 2.4%
1,270	Aetna, Inc.	157,493
800	Anthem, Inc.	115,016

		272,509

	Pharmaceuticals — 3.1%
363	Allergan plc (a)	76,233
8,200	Pfizer, Inc.	266,336
496	Teva Pharmaceutical Industries Ltd., (Israel), ADR	17,980

		360,549

	Total Health Care	1,042,642

	Industrials — 8.5%
	Aerospace & Defense — 1.2%
402	General Dynamics Corp.	69,409
1,625	Textron, Inc.	78,910

		148,319

SHARES	SECURITY DESCRIPTION	VALUE($)

	Airlines — 6.9%
1,507	Delta Air Lines, Inc.	74,129
7,234	Southwest Airlines Co.	360,543
3,754	Spirit Airlines, Inc. (a) (j)	217,207
2,025	United Continental Holdings, Inc. (a)	147,582

		799,461

	Machinery — 0.4%
600	Ingersoll-Rand plc	45,024

	Total Industrials	992,804

	Information Technology — 8.1%
	Electronic Equipment, Instruments & Components — 0.5%
788	TE Connectivity Ltd.	54,593

	IT Services — 1.7%
200	Alliance Data Systems Corp.	45,700
920	International Business Machines Corp.	152,711

		198,411

	Semiconductors & Semiconductor Equipment — 4.1%
1,130	Broadcom Ltd., (Singapore) (j)	199,750
508	Lam Research Corp. (j)	53,711
2,260	NXP Semiconductors NV, (Netherlands) (a)	221,502

		474,963

	Software — 0.4%
864	Microsoft Corp.	53,689

	Technology Hardware, Storage & Peripherals — 1.4%
2,399	Western Digital Corp.	163,012

	Total Information Technology	944,668

	Materials — 4.2%
	Chemicals — 3.2%
1,300	Dow Chemical Co. (The)	74,386
1,245	Eastman Chemical Co.	93,636
1,352	Methanex Corp., (Canada)	59,218
1,182	Mosaic Co. (The)	34,668
1,800	Olin Corp.	46,098
1,089	Westlake Chemical Corp.	60,973

		368,979

	Metals & Mining — 1.0%
5,000	Alumina Ltd., (Australia), ADR	26,100
700	Reliance Steel & Aluminum Co.	55,678
1,200	United States Steel Corp.	39,612

		121,390

	Total Materials	490,369

	Real Estate — 1.3%
	Equity Real Estate Investment Trusts (REITs) — 1.3%
4,500	Host Hotels & Resorts, Inc.	84,780

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — continued

	Equity Real Estate Investment Trusts (REITs) — continued
2,075	LaSalle Hotel Properties	63,225

	Total Real Estate	148,005

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.9%
4,400	AT&T, Inc.	187,132
500	Level 3 Communications, Inc. (a)	28,180

	Total Telecommunication Services	215,312

	Total Common Stocks (Cost $10,866,641)	12,391,941

Short-Term Investment — 1.8%

	Investment Company — 1.8%
210,398	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.410% (b) (l) (Cost $210,398)	210,398

	Total Investments — 108.4% (Cost $11,077,039)	12,602,339
	Liabilities in Excess of Other Assets — (8.4)%	(975,540)

	NET ASSETS — 100.0%	$11,626,799

Short Positions — 8.4%

Common Stocks — 8.4%
	Consumer Discretionary — 0.3%
	Specialty Retail — 0.3%
872	Bed Bath & Beyond, Inc.	35,438

	Consumer Staples — 1.8%
	Food & Staples Retailing — 1.4%
1,062	Sysco Corp.	58,803
1,439	Wal-Mart Stores, Inc.	99,464

		158,267

	Household Products — 0.4%
674	Colgate-Palmolive Co.	44,106

	Total Consumer Staples	202,373

	Health Care — 1.5%
	Biotechnology — 0.9%
1,220	AbbVie, Inc.	76,396
179	Amgen, Inc.	26,172

		102,568

	Health Care Equipment & Supplies — 0.6%
608	Baxter International, Inc.	26,959

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — continued
128	CR Bard, Inc.	28,756
215	Edwards Lifesciences Corp. (a)	20,146

		75,861

	Total Health Care	178,429

	Information Technology — 0.5%
	Software — 0.5%
645	Citrix Systems, Inc. (a)	57,605

	Materials — 0.9%
	Chemicals — 0.6%
650	Praxair, Inc.	76,173

	Containers & Packaging — 0.3%
634	Greif, Inc., Class A	32,531

	Total Materials	108,704

	Real Estate — 2.3%
	Equity Real Estate Investment Trusts (REITs) — 2.3%
2,949	General Growth Properties, Inc.	73,666
1,630	Tanger Factory Outlet Centers, Inc.	58,322
737	Ventas, Inc.	46,077
2,690	Washington REIT	87,936

	Total Real Estate	266,001

	Utilities — 1.1%
	Multi-Utilities — 1.1%
1,081	Consolidated Edison, Inc.	79,648
621	Dominion Resources, Inc.	47,562

	Total Utilities	127,210

	Total Securities Sold Short (Proceeds $985,331)	$975,760

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. Morgan Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

ADR	–	American Depositary Receipt
ELN	–	Equity-Linked Note
USD	–	United States Dollar

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	–	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(j)	–	All or a portion of this security is segregated as collateral for short sales. The total value of securities is $1,753,395.
(l)	–	The rate shown is the current yield as of December 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2016 (Unaudited)

	Equity Low Volatility Income Fund	Value Plus Fund
ASSETS:
Investments in non-affiliates, at value	$50,465,385	$12,391,941
Investments in affiliates, at value	1,901,398	210,398

Total investment securities, at value	52,366,783	12,602,339
Cash	23	315
Restricted cash	—	1,153
Deposits at broker for futures contracts	55,000	—
Receivables:
Interest and dividends from non-affiliates	170,861	11,010
Dividends from affiliates	662	50
Due from Adviser	2,758	—
Deferred offering costs	43,100	8,550

Total Assets	52,639,187	12,623,417

LIABILITIES:
Payables:
Securities sold short, at value	—	975,760
Dividend expense to non-affiliates on securities sold short	—	3,396
Interest expense to non-affiliates on securities sold short	—	984
Variation margin on futures contracts	3,811	—
Accrued liabilities:
Investment advisory fees	—	3,587
Distribution fees	18	20
Shareholder servicing fees	11,060	—
Custodian and accounting fees	3,498	2,790
Trustees’ and Chief Compliance Officer’s fees	—	19
Audit fees	10,450	7,128
Printing and mailing cost fees	1,285	2,130
Other	762	804

Total Liabilities	30,884	996,618

Net Assets	$52,608,303	$11,626,799

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

	Equity Low Volatility Income Fund	Value Plus Fund
NET ASSETS:
Paid-in-Capital	$50,908,873	$10,027,313
Accumulated undistributed (distributions in excess of) net investment income	9,666	(1,121)
Accumulated net realized gains (losses)	(343,534)	65,736
Net unrealized appreciation (depreciation)	2,033,298	1,534,871

Total Net Assets	$52,608,303	$11,626,799

Net Assets:
Class A	$21,020	$23,235
Class C	20,973	23,196
Class R5	21,062	—
Class R6	21,067	—
Select Class	52,524,181	11,580,368

Total	$52,608,303	$11,626,799

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,356	1,335
Class C	1,353	1,334
Class R5	1,359	—
Class R6	1,359	—
Select Class	3,388,663	665,547
Net Asset Value: (a)
Class A - Redemption price per share	$15.50	$17.40
Class C - Offering price per share (b)	15.50	17.39
Class R5 - Offering and redemption price per share	15.50	—
Class R6 - Offering and redemption price per share	15.50	—
Select Class - Offering and redemption price per share	15.50	17.40
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$16.36	$18.36

Cost of investments in non-affiliates	$48,424,141	$10,866,641
Cost of investments in affiliates	1,901,398	210,398
Proceeds from securities sold short	—	985,331

(a) Per share amounts may not recalculate due to rounding of net assets and /or shares outstanding.

(b) Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2016 (Unaudited)

	Equity Low Volatility Income Fund (a)	Value Plus Fund (b)
INVESTMENT INCOME:
Dividend income from non-affiliates	$591,102	$70,349
Dividend income from affiliates	4,318	667
Interest income from non-affiliates	509,633	—

Total investment income	1,105,053	71,016

EXPENSES:
Investment advisory fees	100,874	26,566
Administration fees	18,331	2,899
Distribution fees:
Class A	23	18
Class C	67	53
Shareholder servicing fees:
Class A	23	18
Class C	22	18
Class R5	5	—
Select Class	55,952	8,820
Custodian and accounting fees	11,248	5,038
Professional fees	42,549	26,609
Trustees’ and Chief Compliance Officer’s fees	10,401	6,274
Printing and mailing costs	1,412	2,130
Registration and filing fees	247	381
Transfer agency fees (See Note 2.H)	552	78
Offering costs	35,166	4,293
Other	6,428	2,274
Dividend expense to non-affiliates on securities sold short	—	9,538
Interest expense to non-affiliates on securities sold short	—	1,634

Total expenses	283,300	96,641

Less fees waived	(96,551)	(38,390)
Less expense reimbursements	(235)	(13,427)

Net expenses	186,514	44,824

Net investment income (loss)	918,539	26,192

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(381,809)	69,188
Futures	38,275	—
Securities sold short	—	(3,452)

Net realized gain (loss)	(343,534)	65,736

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,041,244	1,525,300
Futures	(7,946)	—
Securities sold short	—	9,571

Change in net unrealized appreciation/depreciation	2,033,298	1,534,871

Net realized/unrealized gains (losses)	1,689,764	1,600,607

Change in net assets resulting from operations	$2,608,303	$1,626,799

(a) Commencement of operations was July 20, 2016.

(b) Commencement of operations was August 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

	Equity Low Volatility Income Fund	Value Plus Fund
	Period Ended December 31, 2016 (a)	Period Ended December 31, 2016 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$918,539	$26,192
Net realized gain (loss)	(343,534)	65,736
Change in net unrealized appreciation/depreciation	2,033,298	1,534,871

Change in net assets resulting from operations	2,608,303	1,626,799

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(341)	(37)
Class C
From net investment income	(296)	(14)
Class R5
From net investment income	(381)	—
Class R6
From net investment income	(386)	—
Select Class
From net investment income	(907,469)	(27,262)

Total distributions to shareholders	(908,873)	(27,313)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	50,908,873	10,027,313

NET ASSETS:
Change in net assets	52,608,303	11,626,799
Beginning of period	—	—

End of period	$52,608,303	$11,626,799

Accumulated undistributed (distributed in excess of) net investment income	$9,666	$(1,121)

(a) Commencement of operations was July 20, 2016.

(b) Commencement of operations was August 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited) (continued)

	Equity Low Volatility Income Fund	Value Plus Fund
	Period Ended December 31, 2016 (a)	Period Ended December 31, 2016 (b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20,000	$20,000
Distributions reinvested	341	37

Change in net assets resulting from Class A capital transactions	$20,341	$20,037

Class C
Proceeds from shares issued	$20,000	$20,000
Distributions reinvested	296	14

Change in net assets resulting from Class C capital transactions	$20,296	$20,014

Class R5
Proceeds from shares issued	$20,000	$—
Distributions reinvested	381	—

Change in net assets resulting from Class R5 capital transactions	$20,381	$—

Class R6
Proceeds from shares issued	$20,000	$—
Distributions reinvested	386	—

Change in net assets resulting from Class R6 capital transactions	$20,386	$—

Select Class
Proceeds from shares issued	$49,920,000	$9,960,000
Distributions reinvested	907,469	27,262

Change in net assets resulting from Select Class capital transactions	$50,827,469	$9,987,262

Total change in net assets resulting from capital transactions	$50,908,873	$10,027,313

SHARE TRANSACTIONS:
Class A
Issued	1,333	1,333
Reinvested	23	2

Change in Class A Shares	1,356	1,335

Class C
Issued	1,333	1,333
Reinvested	20	1

Change in Class C Shares	1,353	1,334

Class R5
Issued	1,334	—
Reinvested	25	—

Change in Class R5 Shares	1,359	—

Class R6
Issued	1,333	—
Reinvested	26	—

Change in Class R6 Shares	1,359	—

Select Class
Issued	3,328,001	664,000
Reinvested	60,662	1,547

Change in Select Class Shares	3,388,663	665,547

(a) Commencement of operations was July 20, 2016.

(b) Commencement of operations was August 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (Unaduited)

	Per share operating performance						Ratios/Supplemental data
	Investment operations				Distributions				Ratios to average net assets (a)
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (e)	Portfolio turnover rate (c)(f)
Equity Low Volatility Income Fund
Class A
July 20, 2016 (g) through December 31, 2016	$15.00	$0.26	$0.49	$0.75	$(0.25)	$15.50	5.10%	$21,020	1.08%	3.83%	2.18%	26%
Class C
July 20, 2016 (g) through December 31, 2016	15.00	0.22	0.50	0.72	(0.22)	15.50	4.87	20,973	1.58	3.34	2.66	26
Class R5
July 20, 2016 (g) through December 31, 2016	15.00	0.29	0.49	0.78	(0.28)	15.50	5.31	21,062	0.63	4.28	1.71	26
Class R6
July 20, 2016 (g) through December 31, 2016	15.00	0.29	0.50	0.79	(0.29)	15.50	5.33	21,067	0.58	4.34	1.66	26
Select Class
July 20, 2016 (g) through December 31, 2016	15.00	0.27	0.50	0.77	(0.27)	15.50	5.22	52,524,181	0.83	4.09	1.17	26

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (Unaduited)

	Per share operating performance						Ratios/Supplemental data
		Investment operations			Distributions				Ratios to average net assets (a)
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (including dividend and interest expense for securities sold short) (e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short) (f)	Portfolio turnover rate (excluding securities sold short)(c)(g)	Portfolio turnover rate (including short sales) (c)(g)
Value Plus Fund
Class A
August 31, 2016 (h) through December 31, 2016	$15.00	$0.03	$2.40	$2.43	$(0.03)	$17.40	16.18%	$23,235	1.50%	0.49%	3.22%	26%	36%
Class C
August 31, 2016 (h) through December 31, 2016	15.00	— (i)	2.40	2.40	(0.01)	17.39	16.00	23,196	2.01	(0.01)	3.70	26	36
Select Class
August 31, 2016 (h) through December 31, 2016	15.00	0.04	2.40	2.44	(0.04)	17.40	16.27	11,580,368	1.26	0.74	2.65	26	36

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	The net expenses and expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short) for Class A are 1.18% and 2.90%; for Class C are 1.69% and 3.38%; for Select Class are 0.94% and 2.33%, respectively.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Commencement of operations.
(i)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

1. Organization

JPMorgan Trust I ( “JPM I”) and JPMorgan Trust IV (“JPM IV”) were formed on November 12, 2004 and November 11, 2015, respectively, as a Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment companies.

The following are 2 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Equity Low Volatility Income Fund	Class A, Class C, Class R5, Class R6 and Select Class	JPM I	Diversified
Value Plus Fund	Class A, Class C and Select Class	JPM IV	Diversified

The investment objective of the Equity Low Volatility Income Fund is to seek total return which includes current income and capital appreciation.

The investment objective of the Value Plus Fund is to seek to provide long-term capital appreciation from a portfolio of U.S. large cap value stocks.

The Equity Low Volatility Income Fund and Value Plus Fund commenced operations on July 20, 2016 and August 31, 2016, respectively. Currently, the Funds are not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

JPMorgan Equity Low Volatility Income Fund

		Level 2	Level 3
	Level 1 Quoted prices	Other significant observable inputs	Significant unobservable inputs	Total

Total Investments in Securities (a)	$45,044,992	$7,321,791	$–	$52,366,783

Depreciation in Other Financial Instruments
Futures Contracts	$(7,946)	$–	$–	$(7,946)

JPMorgan Value Plus Fund

		Level 2	Level 3
	Level 1 Quoted prices	Other significant observable inputs	Significant unobservable inputs	Total

Total Investments in Securities (b)	$12,602,339	$–	$–	$12,602,339

Total Liabilities for Securities Sold Short (b)	$(975,760)	$–	$–	$(975,760)

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of December 31, 2016, the Funds had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Futures Contracts — The Equity Low Volatility Income Fund used treasury, index or other financial futures contracts to gain or reduce exposure to the stock market, maintain liquidity or minimize transaction costs. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Equity Low Volatility Income Fund’s futures contracts activity during the period ended December 31, 2016.

	Equity Low
	Volatility
	Income Fund
Futures Contracts:
Average Notional Balance	$581,403	(a)
Ending Notional Balance	1,189,740

  (a) For the period July 20, 2016 through December 31, 2016.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Equity-Linked Notes —The Equity Low Volatility Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs values are linked to the performance of an underlying equity. ELNs are unsecured debt obligations of an issuer and may not be publically listed or traded on an exchanged. ELNS are valued daily, under procedures adopted by the Board, based upon values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statement of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statement of Operations. The Fund records a realized gain or loss when ELN is sold or matures.

As of December 31, 2016, the Fund had outstanding ELNs as listed on the SOI.

E. Short Sales — The Value Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund’s custodian for the benefit of the broker is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as Interest income or Interest expense on securities sold short on the Statements of Operations.

The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replace the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.

As of December 31, 2016, the Fund had outstanding short sales as listed on the SOI.

F. Offering and Organizational Costs — Total offering costs of $78,266 and $12,843 incurred in connection with the offering of shares of the Equity Low Volatility Income Fund and Value Plus Fund, respectively and are amortized on a straight line basis over 12 months from the date the Funds’ commenced operations. Costs paid in connection with the organization of the Funds, if any, were recorded as an expense at the time the Funds’ commenced operations and are included as part of Professional fees on the Statements of Operations. For the period ended December 31, 2016, total offering costs amortized were $35,166 and $4,293, respectively.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign tax withheld, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

H. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the period ended December 31, 2016 are as follows:

	Class A	Class C	Class R5	Class R6	Select Class	Total
Equity Low Volatility Income Fund
Transfer agency fees	$67	$66	$67	$67	$285	$552
Value Plus Fund
Transfer agency fees	22	22	n/a	n/a	34	78

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Equity Low Volatility Income Fund	0.45%
Value Plus Fund	0.75

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended December 31, 2016, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees —Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Class R5, Class R6 and Select Class Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R5 and Class R6 Shares do not charge a shareholder servicing fee. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Select Class
Equity Low Volatility Income Fund	0.25%	0.25%	0.25%
Value Plus Fund	0.25%	0.25%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations. Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ average daily net assets as shown in the table below:

	Class A	Class C	Class R5	Class R6	Select Class
Equity Low Volatility Income Fund	1.09%	1.59%	0.64%	0.59%	0.84%
Value Plus Fund	1.20%	1.70%	n/a	n/a	0.95%

The expense limitation agreement was in effect for the period ended December 31, 2016 and is in place until at least October 31, 2017 for Equity Low Volatility Income Fund and August 31, 2017 for Value Plus Fund.

For the period ended December 31, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment		Shareholder
	Advisory	Administration	Servicing	Total	Reimbursements
Equity Low Volatility Income Fund	$76,305	$18,331	$39	$94,675	$235
Value Plus Fund	26,566	2,899	8,855	38,320	13,427

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Funds’ investment in such affiliated money market funds.

The amounts of waivers resulting from investments in these money market funds for the six months ended December 31, 2016 were as follows:

Equity Low Volatility Income Fund	$1,876
Value Plus Fund	70

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Funds may use related party broker-dealers. For the period ended December 31, 2016, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the period ended December 31, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales	Purchases	Sales
	(excluding	(excluding	of U.S.	of U.S.
	U.S. Government)	U.S. Government)	Government	Government
Equity Low Volatility Income Fund	$52,297,563	$11,186,603	$-	$-
Value Plus Fund	13,659,554	2,862,099	1,123,235	141,355

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at December 31, 2016 were as follows:

		Gross	Gross	Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Equity Low Volatility Income Fund	$50,325,539	$3,136,177	$1,094,933	$2,041,244
Value Plus Fund	11,077,039	1,647,981	122,681	1,525,300

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended December 31, 2016.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds entered into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

The Funds’ shares are currently held by the Adviser.

Equity Low Volatility Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the funds from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

SCHEDULE OF SHAREHOLDER EXPENSES (Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 20, 2016 for JPMorgan Equity Low Volatility Income Fund and August 31, 2016 for JPMorgan Value Plus Fund, and continued to hold your shares at the end of the reporting period, December 31, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 20, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Equity Low Volatility
Income Fund
Class A
Actual	$1,000.00	$1,051.00	$4.98	1.08%
Hypothetical	1,000.00	1,019.76	5.50	1.08
Class C
Actual	1,000.00	1,048.70	7.27	1.58
Hypothetical	1,000.00	1,017.24	8.03	1.58
Class R5
Actual	1,000.00	1,053.10	2.91	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63
Class R6
Actual	1,000.00	1,053.30	2.68	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58
Select Class
Actual	1,000.00	1,052.20	3.83	0.83
Hypothetical	1,000.00	1,021.02	4.23	0.83

SCHEDULE OF SHAREHOLDER EXPENSES (Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value August 31, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period**	Annualized Expense Ratio
Value Plus Fund
Class A
Actual	$1,000.00	$1,161.80	$5.42	1.50%
Hypothetical	1,000.00	1,017.64	7.63	1.50
Class C
Actual	1,000.00	1,159.40	7.25	2.01
Hypothetical	1,000.00	1,015.07	10.21	2.01
Select Class
Actual	1,000.00	1,162.70	4.55	1.26
Hypothetical	1,000.00	1,018.85	6.41	1.26

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 164/365 (to reflect the actual period). Commencement of operations was July 20, 2016.

**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the actual period). Commencement of operations was August 31, 2016.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

JPMorgan Equity Low Volatility Fund

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering approvals of initial advisory agreements, as well as investment advisory agreement annual renewals. At their May 2014 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “Advisory Agreement”) for the Fund whose semi-annual report is contained herein. Although the Fund did not commence operations until July 2016, in June and August 2016, the Board of Trustees held meetings in person, at which the Trustees considered the continuation of Advisory Agreement . At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement on August 17, 2016.

In connection with the initial approval of the Advisory Agreement, at the May 2014 meeting, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present.

As part of their review of the Advisory Agreement, in June and August 2016, the Trustees considered and reviewed information about the Fund received from the Adviser. This information includes comparative information regarding the Fund’s expense ratios and those of its peer group. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). Before voting on the proposed Advisory Agreement, the Trustees reviewed the proposed Advisory Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreement. The Trustees also discussed the proposed Advisory Agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

Set forth below is a summary of the material factors evaluated by the Trustees in considering the initial approval and continuation of the Advisory Agreement.

Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from the Fund under the Advisory Agreement, was fair and reasonable and that the initial approval and/or continuance of the Advisory Agreement, was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approvals of the Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Advisory Agreement, as well as other relevant information furnished throughout the year for the J.P. Morgan Funds complex and the Trustees’ experience with the Adviser and its services. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and JPMIM will earn fees from the Fund for providing shareholder and administrative services, respectively. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allows the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the J.P. Morgan Funds over time, noting the Adviser’s substantial investments in its business in support of the J.P. Morgan Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels. The Trustees concluded that the Fund’s prospective shareholders will receive the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its prospective shareholders.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds with the same Broadridge/Lipper investment classification and objective (the Universe), as well as a sub-set of funds within the Universe (the “Peer Group”), as the Fund. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in the Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. The Trustees recognized that Broadridge/Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:

The Trustees noted that, the Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

JPMorgan Value Plus Fund

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their February 2016 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Fund whose semi-annual report is contained herein.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed New Advisory Agreement, the Trustees reviewed the New Advisory Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

The Trustees considered information provided with respect to the Fund and the approval of the New Advisory Agreement. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the New Advisory Agreement, as well as other relevant information furnished throughout the year for the J.P. Morgan Funds complex and the Trustees’ experience with the Adviser and its services. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and J.P. Morgan Investment Management Inc., in its role as administrator (“JPMIM”), will earn fees from the Fund for providing shareholder and administrative services, respectively. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fee remains competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Fund over time, noting the Adviser’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints, and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at a competitive level. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to the information prepared by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”) concerning management fee rates paid by other funds in the same Broadridge/Lipper category as the Fund. The Trustees recognized that Broadridge/Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2017. All rights reserved. December 2016.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semi-annual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 3, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
March 3, 2017